Financial instruments and financial risk management - Financial instruments summary (Details) - EUR (€) € in Thousands	Jun. 30, 2023	Jun. 30, 2022
Financial instruments
Financial liabilities	€ 148,337	€ 83,790
Trade and other receivables, Current | Financial assets, at amortized cost
Financial instruments
Financial assets	7,521	8,276
Cash and cash equivalents | Financial assets, at amortized cost
Financial instruments
Financial assets	30,136	113,507
Other assets | Financial assets, at amortized cost
Financial instruments
Financial assets	42,113	61,874
Other assets | No category in accordance with IFRS 9
Financial instruments
Financial assets	19,474	17,170
deposits | Financial assets, at amortized cost
Financial instruments
Financial assets	15	414
Other financial assets | Financial assets, at amortized cost
Financial instruments
Financial assets	22,623	44,290
Non-current lease liabilities | Financial liabilities, at amortized cost
Financial instruments
Financial liabilities	49,518	16,817
Non-current lease liabilities | No category in accordance with IFRS 9
Financial instruments
Financial liabilities	49,518	16,817
Current lease liabilities | Financial liabilities, at amortized cost
Financial instruments
Financial liabilities	8,155	5,189
Current lease liabilities | No category in accordance with IFRS 9
Financial instruments
Financial liabilities	8,155	5,189
Trade and other payables | Financial liabilities, at amortized cost
Financial instruments
Financial liabilities	71,085	45,156
Other liabilities, Current | Financial liabilities, at amortized cost
Financial instruments
Financial liabilities	78,924	74,889
Other liabilities, Current | No category in accordance with IFRS 9
Financial instruments
Financial liabilities	59,345	58,261
Other financial liabilities | Financial liabilities, at amortized cost
Financial instruments
Financial liabilities	€ 19,580	€ 16,628